INVESTMENTS	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
NOTE 4 - INVESTMENTS

Distribution and Equity Agreement

On March 19, 2018, the Company entered into a Distribution and Equity Acquisition Agreement (the “Distribution and Equity Acquisition Agreement”) with Marathon Global Inc. (“Marathon”), a company incorporated in the Province of Ontario, Canada. Marathon was recently formed to be a global supplier of Cannabis, cannabidiol (CBD) and/or any Cannabis Extract products, extracts, ancillaries and derivatives (collectively, the “Products”). The Company was appointed the exclusive distributor of the Products initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted.

The Distribution and Equity Acquisition Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of the agreement. The transaction closed on May 22, 2018 after the due diligence period, following which the Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon board of directors.

Since Marathon is a newly formed entity with no assets, the Company attributed no value to the 5 million shares in Marathon which was received as consideration for the distribution services. The Company has significant influence over Marathon due to its representation on the board of Marathon and therefore, accounts for its investment in Marathon under the equity method of accounting. Since the carrying value of its investment in Marathon is $0, and the Company is not obligated to fund losses of Marathon, the Company will not record losses resulting from Marathon’s operations. If Marathon were to report a net income, the Company will apply the equity method of accounting and recognize such income in its statement of operations or resume applying the equity method only after its share of net income equals the share of net losses not recognized in earlier periods.

Share Exchange Agreement

On May 17, 2018, the Company entered into a Share Exchange Agreement (the “SEA”) with Marathon, Kaneh Bosm Biotechnology Inc. (“KBB”) and certain other sellers of Marathon capital stock. Under the SEA, the Company agreed to transfer 2.5 million shares in Marathon to KBB, a corporation incorporated under the laws of the Province of British Columbia and a public reporting issuer on the Canadian Securities Exchange, in exchange for 5 million shares of KBB.

The Company accounted for the exchange at fair value and recognized a gain on exchange of its investment in Marathon of $1,953,000 included in Gains on exchange of equity investments in the consolidated statements of operations. The Company determined the fair value of the exchange based on an actively quoted stock price of KBB received in exchange for the Marathon shares. The Company continues to fair value its investment in KBB with changes recognized in earnings each period and recorded an unrealized loss on exchange of investment during the six months ended June 30, 2018 of $126,840 such that the net gain at the end of the period is $1,826,160.

Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services, the Company would receive variable consideration in future for its services under the Distribution and Equity Acquisition Agreement, if certain milestones are achieved. Refer to Note 9 for the accounting associated with the cash of CAD $2 million received upfront. Variable consideration to be received in the future upon achieving the gross sales milestones described above, is constrained as the Company estimates that it is probable that a significant reversal of revenue could occur. In assessing the constraint, the Company considered its limited experience with the Products, new geographic markets and similar transactions, which affect the Company’s ability to estimate the likelihood of a probable revenue reversal. Therefore, no revenue has been recognized for the period ended June 30, 2018. The Company will continue to reassess variable consideration at each reporting period and update the transaction price when it becomes probable that a significant revenue reversal would not occur.

On July 16, 2018, the Company exchanged its remaining equity interest in Marathon for shares in KBB as further discussed in Note 13.